RELATED PARTY INFORMATION (Tables)	6 Months Ended
Jun. 30, 2020
Related Party Transactions [Abstract]
Summary of Related Party Transactions
These transactions with FCA are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	(in millions)		(in millions)
Net sales	$123	$202	$243	$362
Cost of goods sold	$31	$83	$87	$196
Selling, general and administrative expenses	$32	$35	$56	$68

	June 30, 2020	December 31, 2019
	(in millions)
Trade receivables	$4	$4
Trade payables	$60	$83
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
	(in millions)		(in millions)
Net sales	$264	$251	$428	$502
Cost of goods sold	$63	$150	$155	$256

	June 30, 2020	December 31, 2019
	(in millions)
Trade receivables	$204	$121
Trade payables	$86	$70